Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Changes in Liabilties Arising from Financing Activities
32 Changes in liabilities arising from financing activities

Changes in liabilities arising from financing activities
	Debt securities in issue		Subordinated Loans		Lease liabilities		Total Liabilities from financing activities
	2019	2018	2019	2018	2019	2018	2019	2018
Opening balance	119,751	96,086	13,724	15,968	n/a	n/a	133,475	112,054
Effect of change in accounting policy due to the implementation of IFRS 9/16	–	740	–	241	1,301		1,301	981
Cashflows:
Additions	90,793	152,543	3,429	1,859			94,222	154,402
Redemptions / Disposals	–94,497	–131,170	–933	–4,646	–271		–95,700	–135,816
Non cash changes:
Amortisation	135	85	1	13	25		161	98
Other	21	–0	26		443		490	–0
Changes in FV	1,018	–53	201	–73			1,220	–126
Foreign exchange movement	1,306	1,521	140	362	8		1,454	1,883
Closing balance	118,528	119,751	16,588	13,724	1,507	n/a	136,622	133,475